Related Party Balanceand Transactions (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 ILS (₪)
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time			$ 4,600
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements		$ 9
Board of Directors Chairman [Member] | NIS [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time | ₪				₪ 17,500
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements		$ 35,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Repayment to related party	$ 118
Director [Member]
Related Party Transaction [Line Items]
Sales commission percentage to be paid to related party			2.50%	2.50%